SHARE CAPITAL (Summary of Nonvested Options) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options
Non-vested at beginning of year | shares	384,473
Granted | shares	67,883
Vested | shares	(38,295)
Forfeited | shares	(8,000)
Non-vested at end of year | shares	406,061
Weighted-average grant-date fair value
Non-vested at beginning of year | $ / shares	$ 7.04
Granted | $ / shares	27.8
Vested | $ / shares	21.26
Forfeited | $ / shares	7.78
Non-vested at end of period | $ / shares	$ 0.66